Note 6 - Vessels and Advances, Net (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Number of Vessels Agreed to Acquire			4
Number of Vessels Delivered			3
Gain (Loss) on Sale Vessels	$ 10	$ (18,420)
Number of Vessels Write-down	5
Vessels Impairment Loss	$ 31,577	3,042
Impairment Loss Transferred From Deferred Charges	693	1,548
Vessel Held For Sale	27,038		$ 4,908
Gain (Loss) on Assets Held for Sale	$ (79,197)	0
Number of Vessels Provided as Collaterals to Secure Loans	48
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 1,583,492
Number of Vessels Under Sale and Leaseback Transactions	4
Number of Vessels Under Share Purchase Agreement	5
Number of Unencumbered Vessels	2
MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			9,403
Volans and Vulpecula [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			4,258
Vela [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			4,258
Neapolis [Member]
Gain (Loss) on Sale Vessels	$ 10
Neapolis and Zagora [Member]
Number of Vessels Held for Sale			2
Kokura, Kawasaki and Singapore Express [Member]
Number of Vessels Held for Sale	3
Zagora, Kokura, Kawasaki and Singapore Express [Member]
Vessel Held For Sale	$ 27,038
Gain (Loss) on Assets Held for Sale	79,197
Loss on Vessels Held for Sale Transferred From Deferred Charges	$ 33
MSC Pylos and Piraeus [Member]
Gain (Loss) on Assets Held for Sale		$ (18,420)